Other Assets	12 Months Ended
Dec. 31, 2020
Miscellaneous Assets [Abstract]
Other Assets
11.	OTHER ASSETS

Other assets of €1,765 at December 31, 2020, €1,968 at December 31, 2019, €2,078 at December 31, 2018 and respectively, consisted of prepaid expenses related to current operating expenses.